Related party transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Purchase of goods	[1]	¥ 1,935,511		¥ 1,775,600	¥ 1,451,404
Purchase of services	[1]	1,124,708		780,050	462,126
Provision of services		31,345		44,259	44,420
Amounts due from related parties (current and non current)		637,825		333,539
Sales of product		85,718		102,249	¥ 111,510
Amounts due to related parties		429,088		444,100
Loan settled to equity method investee through inventries		216,000	$ 33,895
Prepayment to purchase of goods		32,926,000		30,089,000
Deposits		¥ 508,298		397,018
VipFubon [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)		3.85%
Deposits		¥ 498,449,000
Payables For Purchases Of Goods And Other Services [Member]
Related Party Transaction [Line Items]
Related party payables		¥ 357,688		382,900
Kunshan Baowei
Related Party Transaction [Line Items]
Interest rate (as a percent)		4.35%
Loan settled to equity method investee through inventries		¥ 216,000
Gansu Shan Shan [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)		4.35%
Gansu Shan Shan [Member] | Interest Bearing Loans [Member]
Related Party Transaction [Line Items]
Amounts due from related parties (current and non current)		¥ 106,450
Shan Shan Outlets [Member]
Related Party Transaction [Line Items]
Due to Related Parties		¥ 71,400		¥ 61,200

[1]	The goods and services were purchased from companies either controlled by its shareholders or directors, significantly influenced by the Group, or affiliates of the Group.